Average Annual Total Returns - VIPFundsManagerFunds-InvestorComboPRO - VIPFundsManagerFunds-InvestorComboPRO - VIP FundsManager 85% Portfolio	Apr. 29, 2023
VIP FundsManager 85% Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(17.07%)
Past 5 years	5.71%
Past 10 years	8.77%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0903
Average Annual Return:
Past 1 year	(17.39%)
Past 5 years	5.75%
Past 10 years	8.67%